Statement of cash flows	12 Months Ended
Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Statement of cash flows

44.	Statement of cash flows

(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Cash and due from banks at amortized cost	~~W~~	17,363,450	28,435,818	33,420,549
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(3,008,188)	(3,349,719)	(2,488,156)
Restricted due from banks		(6,175,506)	(16,506,925)	(21,969,411)

	~~W~~	8,179,756	8,579,174	8,962,982

(b)	Significant non-cash activities for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Debt-equity swap	~~W~~	28,759	224,093	58,528
Transfers from construction-in-progress to property and equipment		6,319	76,004	56,575
Transfers between property and equipment and investment property		28,199	104,573	4,064
Transfers between assets held for sale and property and equipment		80	455	31,633
Transfers between investment property and assets held for sale		—	15,795	910
Accounts payable for purchase of intangible assets, etc.		1,047	472,798	137,476
Transaction for right-of-use assets		—	1,376,764	281,785
Exchange of shares related to acquisition of subsidiaries		—	—	629,449
Exchange of shares related to disposal of treasury stocks		—	—	287,669

(c)	Changes in assets and liabilities arising from financing activities for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Net derivative financial instruments		Borrowings	Debentures	Lease liabilities
Beginning balance	~~W~~	(77,102)	29,818,542	63,227,699	536,842
Changes from cash flows		21,958	5,017,269	11,201,673	(269,362)
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	58,320	352,524	11,291
Changes in foreign currency exchange rate		—	173,623	282,534	—
Others		60,966	(204,598)	298,934	792,901
Business combination		—	—	—	32,587

Ending balance	~~W~~	5,822	34,863,156	75,363,364	1,104,259

	2020
	Net derivative financial instruments		Borrowings	Debentures	Lease liabilities
Beginning balance	~~W~~	5,822	34,863,156	75,363,364	1,104,259
Changes from cash flows		(43,676)	7,465,106	(28,372)	(781,867)
Changes from non-cash flows
Amortization of discount on borrowings and debentures		—	22,836	437,627	14,504
Changes in foreign currency		—	271,179	(417,151)	—
Others		126,638	(1,037,213)	(221,074)	256,426
Business combination(Note47)		—	9,000	—	839

Ending balance	~~W~~	88,784	41,594,064	75,134,394	594,161